ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Finite Lived Intangible Assets Acquired As Part Of Business Combination [Table Text Block]
	June 30,
	2015			2016
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$3,155	(1,652)	1,503	$3,151	(2,308)	843
Order backlog	11,862	(11,672)	190	11,848	(11,835)	13

	$15,017	(13,324)	1,693	$14,999	(14,143)	856

Schedule of Expected Amortization Expense [Table Text Block]	The annual amortization expense relating to the existing intangible assets for each of five succeeding years is as follows:
Year ending June 30,
2017	$575
2018	281
2019	-
2020	-
2021	-
$856